Property, leasehold improvements and equipment - Roll-forward - Cost (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 MXN ($)	Dec. 31, 2018 MXN ($)	Dec. 31, 2017 MXN ($)
Property, leasehold improvements and equipment, net
Property, plant and equipment at beginning of period		$ 2,670,262	$ 2,601,397
Property, plant and equipment at end of period	$ 140,261	2,647,101	2,670,262	$ 2,601,397
Cost
Property, leasehold improvements and equipment, net
Property, plant and equipment at beginning of period		3,205,247	3,040,539	2,811,990
Acquisitions		136,058	167,262	235,091
Disposals		(525)	(987)	(4,843)
Transfers		80,966
Other		(7,425)	(1,567)	(1,699)
Property, plant and equipment at end of period		3,252,389	3,205,247	3,040,539
Accumulated depreciation
Property, leasehold improvements and equipment, net
Property, plant and equipment at beginning of period		(534,985)	(439,142)	(367,785)
Disposals		525	800	4,579
Other		21,611	1,112	1,779
Depreciation		(92,439)	(97,755)	(77,715)
Property, plant and equipment at end of period		(605,288)	(534,985)	(439,142)
Land
Property, leasehold improvements and equipment, net
Property, plant and equipment at beginning of period		1,709,508	1,709,508
Property, plant and equipment at end of period		1,709,508	1,709,508	1,709,508
Land | Cost
Property, leasehold improvements and equipment, net
Property, plant and equipment at beginning of period		1,709,508	1,709,508	1,707,236
Acquisitions				2,272
Property, plant and equipment at end of period		1,709,508	1,709,508	1,709,508
Leasehold improvements
Property, leasehold improvements and equipment, net
Property, plant and equipment at beginning of period		783,221	660,589
Property, plant and equipment at end of period		786,085	783,221	660,589
Leasehold improvements | Cost
Property, leasehold improvements and equipment, net
Property, plant and equipment at beginning of period		999,798	825,481	586,016
Acquisitions		49,345	53,347	107,735
Transfers		(9,403)	120,970	131,730
Property, plant and equipment at end of period		1,058,546	999,798	825,481
Leasehold improvements | Accumulated depreciation
Property, leasehold improvements and equipment, net
Property, plant and equipment at beginning of period		(216,577)	(164,892)	(129,511)
Other				(39)
Depreciation		(55,884)	(51,685)	(35,342)
Property, plant and equipment at end of period		(272,461)	(216,577)	(164,892)
Machinery and equipment
Property, leasehold improvements and equipment, net
Property, plant and equipment at beginning of period		99,194	116,117
Property, plant and equipment at end of period		83,611	99,194	116,117
Machinery and equipment | Cost
Property, leasehold improvements and equipment, net
Property, plant and equipment at beginning of period		202,959	201,114	196,861
Acquisitions		3,386	2,293	4,502
Disposals			(321)	(249)
Other			(127)
Property, plant and equipment at end of period		206,345	202,959	201,114
Machinery and equipment | Accumulated depreciation
Property, leasehold improvements and equipment, net
Property, plant and equipment at beginning of period		(103,765)	(84,997)	(66,512)
Disposals			134
Other				189
Depreciation		(18,969)	(18,902)	(18,674)
Property, plant and equipment at end of period		(122,734)	(103,765)	(84,997)
Furniture and office equipment
Property, leasehold improvements and equipment, net
Property, plant and equipment at beginning of period		42,674	47,113
Property, plant and equipment at end of period		35,105	42,674	47,113
Furniture and office equipment | Cost
Property, leasehold improvements and equipment, net
Property, plant and equipment at beginning of period		158,112	153,355	147,145
Acquisitions		2,168	5,444	6,393
Disposals		(525)
Other		(20)	(687)	(183)
Property, plant and equipment at end of period		159,735	158,112	153,355
Furniture and office equipment | Accumulated depreciation
Property, leasehold improvements and equipment, net
Property, plant and equipment at beginning of period		(115,438)	(106,242)	(96,310)
Disposals		525
Other		12	687	180
Depreciation		(9,729)	(9,883)	(10,112)
Property, plant and equipment at end of period		(124,630)	(115,438)	(106,242)
Transportation equipment
Property, leasehold improvements and equipment, net
Property, plant and equipment at beginning of period		25,326	36,246
Property, plant and equipment at end of period		1,555	25,326	36,246
Transportation equipment | Cost
Property, leasehold improvements and equipment, net
Property, plant and equipment at beginning of period		61,730	61,043	32,318
Acquisitions			1,038	34,531
Disposals				(4,532)
Transfers		34,283
Other		(5,792)	(351)	(1,274)
Property, plant and equipment at end of period		21,655	61,730	61,043
Transportation equipment | Accumulated depreciation
Property, leasehold improvements and equipment, net
Property, plant and equipment at beginning of period		(36,404)	(24,797)	(23,276)
Disposals				4,532
Other		21,110	23	1,211
Depreciation		(4,806)	(11,630)	(7,264)
Property, plant and equipment at end of period		(20,100)	(36,404)	(24,797)
Computer equipment
Property, leasehold improvements and equipment, net
Property, plant and equipment at beginning of period		4,930	9,483
Property, plant and equipment at end of period		2,212	4,930	9,483
Computer equipment | Cost
Property, leasehold improvements and equipment, net
Property, plant and equipment at beginning of period		67,731	67,697	64,196
Acquisitions		869	1,102	3,805
Disposals			(666)	(62)
Transfers		430
Other		(595)	(402)	(242)
Property, plant and equipment at end of period		67,575	67,731	67,697
Computer equipment | Accumulated depreciation
Property, leasehold improvements and equipment, net
Property, plant and equipment at beginning of period		(62,801)	(58,214)	(52,176)
Disposals			666	47
Other		489	402	238
Depreciation		(3,051)	(5,655)	(6,323)
Property, plant and equipment at end of period		(65,363)	(62,801)	(58,214)
Construction in progress for leasehold improvements
Property, leasehold improvements and equipment, net
Property, plant and equipment at beginning of period		5,409	22,341
Property, plant and equipment at end of period		29,025	5,409	22,341
Construction in progress for leasehold improvements | Cost
Property, leasehold improvements and equipment, net
Property, plant and equipment at beginning of period		5,409	22,341	78,218
Acquisitions		80,290	104,038	75,853
Transfers		55,656	(120,970)	(131,730)
Other		(1,018)
Property, plant and equipment at end of period		$ 29,025	$ 5,409	$ 22,341